Intangible Assets other than Goodwill - Summary of Significant Specific Intangible Assets (Details) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Software | DAS MSSQL CORE license [Member]
Disclosure of intangible assets material to entity [line items]
Carrying value			₩ 3,817
Remaining amortisation period of intangible assets material to entity			2 years and 8 months
Software | ORACLE license for SDIS integrated DB
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 5,509
Remaining amortisation period of intangible assets material to entity		3 years and 4 months
Copyrights, patents rights and other industrial rights | Smart technology verification and standard design project conducting right
Disclosure of intangible assets material to entity [line items]
Carrying value			₩ 1,851
Remaining amortisation period of intangible assets material to entity			9 months
Copyrights, patents rights and other industrial rights | Contributions to APR NRC DC
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 20,871	₩ 25,045
Remaining amortisation period of intangible assets material to entity		5 years	6 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [line items]
Carrying value | $				$ 0	$ 0
Remaining amortisation period of intangible assets material to entity	[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.
Usage rights of donated assets and other | Right of use electricity and gas supply facility (Community district of Songdo)
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 7,908	₩ 8,962
Remaining amortisation period of intangible assets material to entity		7 years and 6 months	8 years and 6 months
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 17,772	₩ 22,310
Remaining amortisation period of intangible assets material to entity		3 years and 11 months	4 years and 11 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 76,212	₩ 81,623
Remaining amortisation period of intangible assets material to entity		14 years and 1 month	15 years and 1 month
Others | Greenhouse gas emissions rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 43,960	₩ 78,137
Remaining amortisation period of intangible assets material to entity		0	0
Others | Business rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 154,712	₩ 160,459
Remaining amortisation period of intangible assets material to entity		26 years and 11 months	27 years and 11 months

[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.